LEASE (Schedule of Components of Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Cost
Operating lease cost	$ 4,915	$ 4,617	$ 4,422
Short-term lease cost	1,609	1,614	1,542
Total lease cost	6,524	6,231	5,964
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	4,902	4,625	4,465
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,655	$ 3,885	$ 3,164
Weighted-average remaining lease term - operating leases	2 years 7 months 6 days	3 years 3 months 18 days	4 years
Weighted-average discount rate - operating leases	5.94%	5.34%	5.12%